CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 7,688,703	$ 7,333,675	$ 6,828,887
Operating expenses:
Cost of service	2,008,126	2,044,175	2,223,280
Selling, general and administrative	3,948,516	3,813,187	3,263,921
Impairment of goodwill	0	0	833,075
Net (gain) loss on business dispositions	(273,134)	136,744	199,094
Total costs and expenses	5,683,508	5,994,106	6,519,370
Operating income	2,005,195	1,339,569	309,517
Interest and other income	158,674	110,767	32,877
Interest and other expense	(600,973)	(640,423)	(450,423)
Total nonoperating income (expense)	(442,299)	(529,656)	(417,546)
Income (loss) from continuing operations before income taxes and equity in income of equity method investments	1,562,896	809,913	(108,029)
Income tax expense	239,069	193,947	125,797
Income (loss) from continuing operations before equity in income of equity method investments	1,323,827	615,966	(233,826)
Equity in income of equity method investments, net of tax	70,180	67,452	85,175
Income (loss) from continuing operations	1,394,007	683,418	(148,651)
Income from discontinued operations, net of tax	250,146	345,405	291,964
Net income	1,644,153	1,028,823	143,313
Net income attributable to noncontrolling interests	(73,788)	(42,590)	(31,820)
Net income attributable to Global Payments	$ 1,570,365	$ 986,233	$ 111,493
Basic earnings per share attributable to Global Payments:
Continuing operations (in USD per share)	$ 5.21	$ 2.47	$ (0.64)
Discontinued operations (in USD per share)	0.97	1.31	1.05
Discontinued operations (in USD per share)	6.18	3.78	0.41
Diluted earnings per share attributable to Global Payments:
Continuing operations (in USD per share)	5.19	2.46	(0.64)
Discontinued operations (in USD per share)	0.97	1.31	1.04
Total diluted earnings per share attributable to Global Payments (in USD per share)	$ 6.16	$ 3.77	$ 0.40